Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
NOTE 8	-	GOODWILL

A.	The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	US dollars
	Location based services	Wireless communications products	Total
(in thousands)
Balance as of January 1, 2011	5,503	4,576	10,079
Changes during 2011:
Impairment	(904)	-	(904)
Translation differences	(334)	(327)	(661)
Balance as of December 31, 2011	4,265	4,249	8,514
Changes during 2012:
Impairment (See B. below)	(672)	-	(672)
Translation differences	99	102	201
Balance as of December 31, 2012	3,692	4,351	8,043

B.	During 2012, 2011 and 2010, the Company recorded an amount of US$ 672,000, US$ 904,000 and US$ 157,000, respectively, as impairment with respect to goodwill.

The impairment amount was included in "other expenses, net". See Note 14.

The Company performed its annual impairment test as of December 31, 2011 and recorded goodwill impairment in the total amount of US$ 0.7 million in connection with a certain reporting unit within the Location Based Services segment operating in the internet portal in the field of local travel and recreation.  The impairment was based on valuation performed by a third party appraiser in accordance with the income approach.  The material assumptions used for the assessment were 3 years of projected net cash flows, a discount rate of 18.4% and a long-term growth rate of 0% (See Note 1W regarding fair value measurement).

The Company performed its annual impairment test as of December 31, 2012 and recorded goodwill impairment in the total amount of US$ 0.7 million in connection with a certain reporting unit within the Location Based Services segment operating in the internet portal in the field of local travel and recreation.  The impairment was based on valuation performed by a third party appraiser in accordance with the income approach.  The material assumptions used for the assessment were 3 years of projected net cash flows, a discount rate of 19% and a long-term growth rate of 2% (See Note 1W regarding fair value measurement).

As part of the impairment amount recognized in 2011 and 2010, the Company recorded an impairment amount of US$ 136,000 and US$ 157,000, respectively, with respect to the remaining balance of goodwill allocated to a reporting unit comprised the activities of the US subsidiary on which operates in the location based services in the US.  The impairment was based on a valuation performed by management.  As of December 31, 2012, the entire balance of goodwill with respect to this reporting unit was written off.

See also Notes 1O.